Operating Segments - Summary of External Revenue by Location of Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	€ 144,185	€ 71,579	€ 19,677
Percentage of entity's revenue	100.00%	100.00%	100.00%
GERMANY
Disclosure of geographical areas [line items]
Revenue	€ 7,944	€ 12,034	€ 1,046
Percentage of entity's revenue	6.00%	17.00%	5.00%
ITALY
Disclosure of geographical areas [line items]
Revenue	€ 14,927	€ 7,338	€ 1,026
Percentage of entity's revenue	10.00%	10.00%	5.00%
SPAIN
Disclosure of geographical areas [line items]
Revenue	€ 20,076	€ 6,910	€ 4,441
Percentage of entity's revenue	14.00%	10.00%	23.00%
UNITED KINGDOM
Disclosure of geographical areas [line items]
Revenue	€ 8,124	€ 6,598	€ 2,097
Percentage of entity's revenue	6.00%	9.00%	11.00%
NETHERLANDS
Disclosure of geographical areas [line items]
Revenue	€ 11,895	€ 5,381	€ 1,991
Percentage of entity's revenue	8.00%	8.00%	10.00%
NORWAY
Disclosure of geographical areas [line items]
Revenue	€ 848	€ 5,319	€ 3,273
Percentage of entity's revenue	1.00%	7.00%	17.00%
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	€ 19,412	€ 4,713	€ 121
Percentage of entity's revenue	13.00%	7.00%	1.00%
CANADA
Disclosure of geographical areas [line items]
Revenue	€ 4,120	€ 0	€ 0
Percentage of entity's revenue	3.00%	0.00%	0.00%
FRANCE
Disclosure of geographical areas [line items]
Revenue	€ 13,689	€ 4,346	€ 1,368
Percentage of entity's revenue	9.00%	6.00%	7.00%
SWEDEN
Disclosure of geographical areas [line items]
Revenue	€ 6,518	€ 3,527	€ 581
Percentage of entity's revenue	5.00%	5.00%	3.00%
BELGIUM
Disclosure of geographical areas [line items]
Revenue	€ 7,581	€ 2,394	€ 540
Percentage of entity's revenue	5.00%	3.00%	3.00%
IRELAND
Disclosure of geographical areas [line items]
Revenue	€ 2,390	€ 1,638	€ 410
Percentage of entity's revenue	2.00%	2.00%	2.00%
AUSTRALIA
Disclosure of geographical areas [line items]
Revenue	€ 2,334	€ 1,224	€ 328
Percentage of entity's revenue	2.00%	2.00%	2.00%
ISRAEL
Disclosure of geographical areas [line items]
Revenue	€ 2,253	€ 1,170	€ 85
Percentage of entity's revenue	2.00%	2.00%	0.00%
PORTUGAL
Disclosure of geographical areas [line items]
Revenue	€ 2,471	€ 977	€ 391
Percentage of entity's revenue	2.00%	1.00%	2.00%
Czech Republic, Koruny
Disclosure of geographical areas [line items]
Revenue	€ 1,473	€ 137	€ 37
Percentage of entity's revenue	1.00%	0.00%	0.00%
GREECE
Disclosure of geographical areas [line items]
Revenue	€ 1,240	€ 538	€ 131
Percentage of entity's revenue	1.00%	1.00%	1.00%
DENMARK
Disclosure of geographical areas [line items]
Revenue	€ 1,065	€ 974	€ 18
Percentage of entity's revenue	1.00%	1.00%	0.00%
NEW ZEALAND
Disclosure of geographical areas [line items]
Revenue	€ 2,082	€ 733	€ 166
Percentage of entity's revenue	1.00%	1.00%	1.00%
THAILAND
Disclosure of geographical areas [line items]
Revenue	€ 1,172	€ 333	€ 122
Percentage of entity's revenue	1.00%	0.00%	1.00%
FINLAND
Disclosure of geographical areas [line items]
Revenue	€ 893	€ 116	€ 4
Percentage of entity's revenue	1.00%	0.00%	0.00%
BRAZIL
Disclosure of geographical areas [line items]
Revenue	€ 887	€ 179	€ 3
Percentage of entity's revenue	1.00%	0.00%	0.00%
Other Countries
Disclosure of geographical areas [line items]
Revenue	€ 10,791	€ 5,000	€ 1,498
Percentage of entity's revenue	7.00%	7.00%	8.00%